Trade receivables (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of provision matrix [line items]
Utilization of reversal of provisions for doubtful trade receivables	$ 19,838	$ 19,294	$ 19,348
Trade receivables [member] | Provision for doubtful receivable [member]
Disclosure of provision matrix [line items]
Provision for doubtful receivable at beginning of period	(93)	(95)	(126)
Provisions for doubtful trade receivables charged to the consolidated income statement	(39)	(59)	(89)
Utilization of reversal of provisions for doubtful trade receivables	9	13	12
Reversal of provisions for doubtful trade receivables	34	53	53
Currency translation effects	6	(5)	1
Provision for doubtful receivable at end of period	$ (83)	$ (93)	(95)
Discontinued operations [member] | Trade receivables [member] | Provision for doubtful receivable [member]
Disclosure of provision matrix [line items]
Provision for doubtful receivable at beginning of period			$ 54